QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.0%
	COMMUNICATION SERVICES — 10.7%
1,333	Facebook, Inc. - Class A*	$344,354
216	Roku, Inc.*	84,030
250	Spotify Technology S.A.*	78,750
		507,134
	CONSUMER DISCRETIONARY — 26.5%
118	Amazon.com, Inc.*	378,332
359	Etsy, Inc.*	71,473
210	Lululemon Athletica, Inc.*	69,023
53	MercadoLibre, Inc.*	94,314
1,010	NIKE, Inc. - Class B	134,926
164	Pool Corp.	58,085
510	Target Corp.	92,397
454	Tesla, Inc.*	360,263
		1,258,813
	CONSUMER STAPLES — 8.8%
322	Clorox Co.	67,446
2,035	Kroger Co.	70,208
804	Monster Beverage Corp.*	69,811
1,505	Walmart, Inc.	211,437
		418,902
	HEALTH CARE — 10.1%
134	Align Technology, Inc.*	70,401
144	IDEXX Laboratories, Inc.*	68,930
227	Masimo Corp.*	58,094
58	Mettler-Toledo International, Inc.*	67,750
384	Seagen, Inc.*	63,079
262	Veeva Systems, Inc. - Class A*	72,427
336	Vertex Pharmaceuticals, Inc.*	76,971
		477,652
	INDUSTRIALS — 5.1%
1,354	Fastenal Co.	61,729
925	Robert Half International, Inc.	62,437
1,603	Rollins, Inc.	57,740
156	W.W. Grainger, Inc.	56,845
		238,751
	INFORMATION TECHNOLOGY — 38.8%
296	Adobe, Inc.*	135,796
1,077	Advanced Micro Devices, Inc.*	92,234
325	Atlassian Corp. PLC - Class A*	75,117
260	Autodesk, Inc.*	72,132

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

SUMMARY OF INVESTMENTS - Concluded

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
354	Avalara, Inc.*	$53,100
498	Cadence Design Systems, Inc.*	64,934
455	Citrix Systems, Inc.	60,656
312	DocuSign, Inc.*	72,662
115	Fair Isaac Corp.*	51,763
420	Fortinet, Inc.*	60,795
151	HubSpot, Inc.*	56,202
633	Logitech International S.A.	66,414
168	Monolithic Power Systems, Inc.	59,689
351	NVIDIA Corp.	182,376
429	Pegasystems, Inc.	54,676
175	RingCentral, Inc. - Class A*	65,261
173	ServiceNow, Inc.*	93,967
105	Shopify, Inc. - Class A*	115,352
430	Square, Inc. - Class A*	92,863
525	Teradyne, Inc.	59,577
85	Trade Desk, Inc. - Class A*	65,109
222	Ubiquiti, Inc.	68,374
415	Zendesk, Inc.*	59,860
318	Zscaler, Inc.*	63,504
		1,842,413
	TOTAL COMMON STOCKS
	(Cost $4,463,045)	4,743,665
	SHORT-TERM INVESTMENTS — 0.1%
5,661	Invesco Government & Agency Portfolio - Institutional Class, 0.03%#	5,661
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,661)	5,661
	TOTAL INVESTMENTS — 100.1%
	(Cost $4,468,706)	4,749,326
	Other Liabilities in Excess of Assets — (0.1)%	(2,774)
	TOTAL NET ASSETS — 100.0%	$4,746,552

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.